Condensed Consolidated Statements of Cash Flows (Unaudited)	9 Months Ended
Sep. 30, 2015 USD ($)
Cash flows from operating activities:
Net loss	$ (8,749,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	57,000
Stock-based compensation	145,000
Fair value of warrants issued to employees for bonuses	244,000
Fair value of warrants issued to service providers	152,000
Non-cash interest expense	151,000
Changes in assets and liabilities:
Accounts receivable	(233,000)
Inventory	(534,000)
Prepaid expenses and other current assets	(861,000)
Other noncurrent assets	10,000
Accounts payable	685,000
Accrued liabilities	604,000
Net cash used in operating activities	(8,329,000)
Cash flows from investing activities:
Purchase of property and equipment	(48,000)
Net cash used in investing activities	(48,000)
Cash flows from financing activities:
Net cash proceeds from issuance of common stock in connection with private placement offering	11,040,000
Proceeds from note payable	2,500,000
Proceeds from exercise of warrant	3,000
Net cash provided by financing activities	13,543,000
Net increase in cash and cash equivalents	5,166,000
Cash and cash equivalents - beginning of period	895,000 [1]
Cash and cash equivalents - end of period	6,061,000
Supplemental disclosure:
Cash paid for interest	151,000
Cash paid for income taxes	1,000
Supplemental disclosure of cash flow information as of end of period:
Net transfer of equipment between inventory and property and equipment	20,000
Issuance of warrant in connection with note payable	$ 10,000

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.